Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

The Company recognizes the critical importance of developing, implementing, and maintaining robust cybersecurity measures to safeguard our information systems and protect the confidentiality, integrity, and availability of our data. We have developed the following processes as part of our strategy for assessing, identifying, and managing material risks from cybersecurity threats.

Cybersecurity Risk Management Processes Integrated [Text Block]

Managing Material Risks & Integrated Overall Risk Management

We have integrated cybersecurity risk management into our risk management processes. This integration is intended to ensure that cybersecurity considerations are part of our decision-making processes. We continuously evaluate and address cybersecurity risks in alignment with our business objectives and operational needs.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

Risks from Cybersecurity Threats

We have not encountered cybersecurity challenges that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Board of Directors Oversight Our board of directors oversees the management of risks associated with cybersecurity threats.
Cybersecurity Risk Role of Management [Text Block]

Management’s Role Managing Risk

The Company’s Chief Technology Officer is primarily responsible for assessing, monitoring and managing our cybersecurity risks. The Chief Technology Officer must ensure that all industry standard cybersecurity measures are functioning as required to prevent or detect cybersecurity threats and related risks. The Chief Technology Officer provides briefings on cybersecurity threats and related risks to our Chief Executive Officer on a regular basis. Our Chief Technology Officer has over 30 years of experience in the field of information technology, which includes building, managing and securing multi-national IT infrastructures and platforms for large enterprises and mission-critical systems across a variety of industries.

Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The Company’s Chief Technology Officer is primarily responsible for assessing, monitoring and managing our cybersecurity risks.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]

Monitoring Cybersecurity Incidents

The Chief Technology Officer is continually informed about the latest developments in cybersecurity, including potential threats and innovative risk management techniques. The Chief Technology Officer implements and oversees processes for the regular monitoring of our information systems. This includes the deployment of industry-standard security measures and regular system audits to identify potential vulnerabilities. In the event of a cybersecurity incident, the Chief Technology Officer will implement an incident response plan. This plan includes immediate actions to mitigate the impact and long-term strategies for remediation and prevention of future incidents.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true